Lease (Details) - Schedule of components of finance leases obligation - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Finance lease cost:
Depreciation	$ 23,909	$ 23,909
Interest on lease liabilities	1,105	2,590
Operating lease cost	183,179	212,640
Short-term lease cost	42,716	43,014
Variable lease cost
Sublease income
Total lease cost	250,909	282,153
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	189,844	206,126
Financing cash flows from finance leases	26,922	26,922
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term – finance leases	4 months 24 days	1 year 4 months 24 days
Weighted-average remaining lease term – operating leases	1 year 7 months 6 days	1 year 1 month 6 days
Weighted-average discount rate – finance leases	2.50%	2.50%
Weighted-average discount rate – operating leases	8.00%	8.00%